Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of stock options
Outstanding, beginning	1,297,000	1,648,667
Granted	100,000	1,150,000
Exercised	0	(6,667)
Expired	(47,500)	(65,000)
Forfeited	(180,000)	(1,430,000)
Outstanding, ending	1,169,500	1,297,000
Exercisable	1,119,500	1,197,000
Weighted average exercise price
Outstanding, beginning	$ 1.58	$ 1.60
Granted	.52	1.06
Exercised	.00	0.76
Expired	(1.51)	1.17
Forfeited	(1.70)	1.21
Outstanding, ending	1.48	1.58
Exercisable	$ 1.52	$ 1.67